Expense Example, No Redemption - FidelityEmergingMarketsFund-AMCIZPRO - FidelityEmergingMarketsFund-AMCIZPRO - Fidelity Emerging Markets Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Emerging Markets Fund - Class M
Expense Example, No Redemption:
1 Year	$ 486
3 Years	772
5 Years	1,079
10 Years	1,949
Fidelity Advisor Emerging Markets Fund - Class Z
Expense Example, No Redemption:
1 Year	76
3 Years	237
5 Years	411
10 Years	918
Fidelity Advisor Emerging Markets Fund - Class A
Expense Example, No Redemption:
1 Year	684
3 Years	913
5 Years	1,161
10 Years	1,871
Fidelity Advisor Emerging Markets Fund - Class C
Expense Example, No Redemption:
1 Year	191
3 Years	591
5 Years	1,016
10 Years	2,005
Fidelity Advisor Emerging Markets Fund - Class I
Expense Example, No Redemption:
1 Year	89
3 Years	278
5 Years	482
10 Years	$ 1,073